Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Unlimited common shares, no par value
Unlimited preferred shares in series, no par value
Common shares, shares issued	55,294,091	48,455,601